Note Payable, Former Stockholder (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Payments on notes payable to stockholders			$ 3,500
Note payable and accrued interest exchanged for investment in unconsolidated affiliate			109,930
FormerControllingStockholderMember
Payments on notes payable to stockholders	$ 32,000
Long-term Debt, Gross	$ 103,494
FormerControllingStockholderMember | PrincipalMember
Note payable and accrued interest exchanged for investment in unconsolidated affiliate			103,494
FormerControllingStockholderMember | InterestMember
Note payable and accrued interest exchanged for investment in unconsolidated affiliate			$ 6,436
FormerStockholderMember
Debt Instrument, Face Amount		$ 135,494
Debt Instrument, Interest Rate, Stated Percentage		5.76%
Debt Instrument, Maturity Date		Feb. 12, 2016
Debt Instrument, Collateral		Secured by our 40% interest in Ananda. We could elect to fully satisfy the outstanding principal and accrued interest by transferring our 40% interest in Ananda to the former controlling stockholder.